UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   101 California Street, Suite 4250
           San Francisco, CA 94111


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Financial Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  5/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      480,734
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALON USA PARTNERS LP         UT LTDPART INT 02052T109    11232   421921 SH       SOLE                 421921      0    0
ANADARKO PETE CORP           COM            032511107    44764   511879 SH       SOLE                 511879      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    23472  1150000 SH  PUT  SOLE                1150000      0    0
CLOUD PEAK ENERGY INC        COM            18911Q102    15612   831336 SH       SOLE                 831336      0    0
DOMINION DIAMOND CORP        COM            257287102    11118   680834 SH       SOLE                 680834      0    0
DOMTAR CORP                  COM NEW        257559203    15457   199138 SH       SOLE                 199138      0    0
EASTMAN CHEM CO              COM            277432100    14380   205813 SH       SOLE                 205813      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    31576  1160036 SH       SOLE                1160036      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857     2791    84315 SH       SOLE                  84315      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    41375  1250000 SH  CALL SOLE                1250000      0    0
GRAN TIERRA ENERGY INC       COM            38500T101     4548   773521 SH       SOLE                 773521      0    0
GRAPHIC PACKAGING HLDG CO    COM            388689101     5685   759063 SH       SOLE                 759063      0    0
HOLLYFRONTIER CORP           COM            436106108    15297   297310 SH       SOLE                 297310      0    0
INTEROIL CORP                COM            460951106     7261    95400 SH  PUT  SOLE                  95400      0    0
MARATHON OIL CORP            COM            565849106    17686   524482 SH       SOLE                 524482      0    0
MARATHON PETE CORP           COM            56585A102    17540   195756 SH       SOLE                 195756      0    0
NOBLE ENERGY INC             COM            655044105    18047   156035 SH       SOLE                 156035      0    0
NUCOR CORP                   COM            670346105    11777   255179 SH       SOLE                 255179      0    0
QEP RES INC                  COM            74733V100    20175   633622 SH       SOLE                 633622      0    0
ROCK-TENN CO                 CL A           772739207    36043   388434 SH       SOLE                 388434      0    0
ROSETTA RESOURCES INC        COM            777779307    11441   240448 SH       SOLE                 240448      0    0
SANDERSON FARMS INC          COM            800013104    12601   230712 SH       SOLE                 230712      0    0
SUNCOR ENERGY INC NEW        COM            867224107    35266  1175128 SH       SOLE                1175128      0    0
UNITED STATES STL CORP NEW   COM            912909108    23400  1200000 SH  PUT  SOLE                1200000      0    0
VALERO ENERGY CORP NEW       COM            91913Y100    16459   361819 SH       SOLE                 361819      0    0
WESTERN REFNG INC            COM            959319104    15731   444247 SH       SOLE                 444247      0    0


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